FLIGHT EQUIPMENT HELD FOR OPERATING LEASE, Amortization of Lease Incentives (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FLIGHT EQUIPMENT HELD FOR OPERATING LEASE [Abstract]
Amortization of lease incentives	$ 9,738	$ 7,668	$ 8,898
Amortization of Lease Incentives [Abstract]
2019	7,432
2020	4,652
2021	3,243
2022	2,744
2023	1,543
Thereafter	939
Future amortization of lease incentives	$ 20,553